Michael J. Mazza
Assistant General Counsel &
Assistant Secretary
720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
414 665 2052 office
414 625 2052 fax michaelmazza@northwesternmutual.com

VIA EDGAR

October 2, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	NML Variable Annuity Account A

Post-Effective Amendment No. 27 to

Form N-4 Registration Statement

File No. 333-72913 and 811-21887

EDGAR CIK: 0000790162

Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, please accept this letter as certification that the form of prospectus and statement of additional information, as well as any supplements to the prospectus, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement, which has been filed electronically with the Securities and Exchange Commission on October 1, 2013.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ MICHAEL J. MAZZA

Michael J. Mazza
Assistant General Counsel &
Assistant Secretary